Operations and summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2010
Operations and summary of significant accounting policies
Adoption of postretirement benefit year-end measurement date

	January 1, 2008		January 1, 2008
(Millions of dollars)	Prior to adoption	Adjustment	Post adoption
Noncurrent deferred and refundable income taxes	$1,553	$8	$1,561
Liability for postemployment benefits	5,059	24	5,083
Accumulated other comprehensive income (loss)	(1,808)	17	(1,791)
Profit employed in the business	17,398	(33)	17,365

Accumulated Other Comprehensive Income (Loss)

	December 31,
(Millions of dollars)	2010	2009	2008
Foreign currency translation	$551	$603	$261
Pension and other postretirement benefits	(4,695)	(4,439)	(5,849)
Derivative financial instruments	45	60	95
Retained interests	—	(3)	(7)
Available-for-sale securities	48	15	(79)
Total accumulated other comprehensive income (loss)	$(4,051)	$(3,764)	$(5,579)